Other income and (expenses) - Summary of other operating income (expense) (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Nominal value of loan portfolios sold	S/ 501,540,000	S/ 625,406,000	S/ 587,895,000